PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

3. PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2.5)
Prepayments:
– Prepayments to CRO vendors	32,960	5,175	729
– Prepayments for stock repurchase	—	3,883	547
– Prepayments for other services	1,321	5,908	832
– Prepayments to an affiliate (Note 19)	8,231	14,208	2,001
Value-added tax recoverable	8,197	4,696	661
Deposits	4,570	4,863	685
Other receivables	24,999	13,270	1,870
	80,278	52,003	7,325